091-07067 8

For Internal Use Only
Sec File No. 9-

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
DEC 15 2009
DIVISION OF TRADING & MARKETS

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

10045692

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Board Options Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Broker-Dealer
3. Class of New Derivative Securities Product:
   Exchange-Traded Fund
4. Name of Underlying Instrument:
   BlackRock MuniYield Insured Investment Fund
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   MFT
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   NASDAQ/NYSE
8. Settlement Methodology of New Derivative Securities Product:
   Not Applicable
9. Position Limits of New Derivative Securities Product (if applicable):
   Not Applicable

**Part II** — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Angelo Evangelou

Title:
Assistant General Counsel

Telephone Number:
(312) 786-7464

Manual Signature of Official Responsible for Form:

Date:
12/4/09

SEC 2449 (6-01)

| | |
|---|---|
| **Act** | Securities Exchange Act of 1934 |
| **Section** | 19b-4 |
| **Rule** | 19b-4(e) |
| **Public Availability:** | DEC 15 2009 |